STOCKHOLDERS' EQUITY - Conversion (Details Textuals 4) (USD $)	Sep. 30, 2012
Series A Preferred Stock
Conversion of Stock [Line Items]
Conversion Price Per Share	$ 4.00
Series B Preferred Stock
Conversion of Stock [Line Items]
Conversion Price Per Share	$ 3.20
Series C Preferred Stock
Conversion of Stock [Line Items]
Conversion Price Per Share	$ 3.20